Junior Subordinated Debt Owed to Unconsolidated Trust - Narrative (Details) - Junior Subordinated Debt [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 8.0
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Debt Instrument, Basis Spread on Variable Rate	1.70%